Segment Information (Operating Information by Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Revenues
Consumer Mobile Security	$ 67,938,000	$ 36,202,000	$ 15,268,000
Enterprise Mobility	12,552,000
Mobile Games and Advertising	664,000	0	0
Other Services	10,614,000	4,469,000	2,427,000
Total net revenues	91,768,000	40,671,000	17,695,000
Cost of revenues	(25,739,000)	(8,057,000)	(5,193,000)
Gross profit	66,029,000	32,614,000	12,502,000
Operating expenses
Sales and marketing	(17,396,000)	(7,955,000)	(4,436,000)
General and administrative	(36,776,000)	(14,024,000)	(14,750,000)
Research and development	(9,585,000)	(5,095,000)	(2,959,000)
Total operating expenses	(63,757,000)	(27,074,000)	(22,145,000)
Income from operations	2,272,000	5,540,000	(9,643,000)
Interest income/(expense)	3,193,000	1,342,000	234,000
Foreign currency exchange gain	67,000	3,011,000	(46,000)
Gain on change of interest in associate	943,000	0	0
Other income/(expense), net	3,364,000	306,000	135,000
Income before income taxes	9,839,000	10,228,000	(9,422,000)
Income tax expense	(420,000)	(97,000)	(401,000)
Share of profit from associate	543,000	119,000	(7,000)
Net income	9,962,000	10,250,000	(9,830,000)
Net income attributable to non-controlling interest	(532,000)	1,000	3,000
Net income attributable to NQ Mobile Inc.	9,430,000	10,251,000	(9,827,000)
Net income attributable to common shareholders	9,430,000	8,121,000	(17,053,000)
Consumer [Member]
Net Revenues
Consumer Mobile Security	67,938,000
Enterprise Mobility	0
Mobile Games and Advertising	664,000
Other Services	10,614,000
Total net revenues	79,216,000
Cost of revenues	(16,352,000)
Gross profit	62,864,000
Operating expenses
Sales and marketing	(16,917,000)
General and administrative	(35,977,000)
Research and development	(8,995,000)
Total operating expenses	(61,889,000)
Income from operations	975,000
Interest income/(expense)	3,207,000
Foreign currency exchange gain	67,000
Gain on change of interest in associate	943,000
Other income/(expense), net	3,374,000
Income before income taxes	8,566,000
Income tax expense	(331,000)
Share of profit from associate	543,000
Net income	8,778,000
Net income attributable to non-controlling interest	0
Net income attributable to NQ Mobile Inc.	8,778,000
Net income attributable to common shareholders	8,778,000
Enterprise [Member]
Net Revenues
Consumer Mobile Security	0
Enterprise Mobility	12,552,000
Mobile Games and Advertising	0
Other Services	0
Total net revenues	12,552,000
Cost of revenues	(9,387,000)
Gross profit	3,165,000
Operating expenses
Sales and marketing	(479,000)
General and administrative	(799,000)
Research and development	(590,000)
Total operating expenses	(1,868,000)
Income from operations	1,297,000
Interest income/(expense)	(14,000)
Foreign currency exchange gain	0
Gain on change of interest in associate	0
Other income/(expense), net	(10,000)
Income before income taxes	1,273,000
Income tax expense	(89,000)
Share of profit from associate	0
Net income	1,184,000
Net income attributable to non-controlling interest	(532,000)
Net income attributable to NQ Mobile Inc.	652,000
Net income attributable to common shareholders	$ 652,000